SECURED BORROWINGS, Term Loan (Details)		1 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended				23 Months Ended
	Nov. 21, 2013 USD ($)	Apr. 30, 2015 USD ($)	May. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) Aircraft	May. 20, 2013	Dec. 31, 2015 USD ($) Aircraft Appraiser	Dec. 31, 2014 USD ($) Aircraft		Dec. 31, 2013 USD ($) [1]	Apr. 21, 2015	Aug. 09, 2012 USD ($)
Secured Borrowings [Abstract]
Secured borrowings, net				$ 1,705,311,000		$ 1,705,311,000	$ 2,332,669,000	[1]
Increase in secured borrowings						147,276,000	298,658,000	[1]	$ 688,975,000
Loss on extinguishment of debt						(17,491,000)	2,194,000	[1]	$ 15,147,000
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Outstanding principal balance				1,730,104,000		1,730,104,000
Secured borrowings, net				1,705,311,000		1,705,311,000	2,332,669,000	[1]
Secured Borrowings [Member] | Term Loan [Member]
Secured Borrowings [Abstract]
Outstanding principal balance				427,781,000		427,781,000	451,547,000
Unamortized debt discount				(5,806,000)		(5,806,000)	(8,164,000)
Secured borrowings, net				$ 421,975,000		$ 421,975,000	$ 443,383,000	[1]
Notes issued											$ 395,000,000
Increase in secured borrowings	$ 105,000,000
Prepayment penalty percentage			1.00%
Prepayment penalty		$ 0	$ 3,800,000
Loss on extinguishment of debt		$ 2,100,000
Redemption price percentage						101.00%
Number of independent appraisers | Appraiser						3
Number of aircraft sold | Aircraft						6	4
Number of aircraft substituted as collateral | Aircraft						4	3
Number of aircraft serving as security | Aircraft						28
Number of aircraft subject to sales agreements | Aircraft				4		4
Obligations in default constituting event of default						$ 50,000,000
Accrued interest				$ 2,200,000		$ 2,200,000	$ 2,900,000
Frequency of principal payments						Quarterly
Principal payments						$ 5,900,000
Secured Borrowings [Member] | Term Loan [Member] | Maximum [Member]
Secured Borrowings [Abstract]
Loan-to-Value Ratio						70.00%
Additional cash collateral to maintain maximum LTV ratio				$ 25,000,000		$ 25,000,000
Secured Borrowings [Member] | Term Loan [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Basis spread on variable rate				2.75%	4.50%					3.50%
Floor interest rate				0.75%	1.25%					1.00%

[1]	As restated